Deferred Tax Assets and Liabilities - Summary of Movement in Temporary Differences (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Property and Equipment
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	$ (432,334)	[1]	$ (178,087)	[2]
Deferred tax expense recognized in income or loss	1,397		(182)
Deferred tax recognized in directly in equity	7,194		1,402
Disposal of business	67,442
Acquired in business combinations	(3,810)	[2]	(255,467)	[1]
Ending Balance	(360,111)		(432,334)	[1]
Intangible Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(78,888)	[1]	(73,496)	[2]
Deferred tax expense recognized in income or loss	8,231		6,443
Deferred tax recognized in directly in equity	1,956		(790)
Disposal of business	8,490
Acquired in business combinations	(11,821)	[2]	(11,045)	[1]
Ending Balance	(72,032)		(78,888)	[1]
Long-Term Debt
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	8,025	[1]	4,852	[2]
Deferred tax expense recognized in income or loss	(31)		3,158
Deferred tax recognized in directly in equity	(497)		15
Disposal of business	0
Ending Balance	7,497		8,025	[1]
Employee Benefits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	43,821	[1]	10,634	[2]
Deferred tax expense recognized in income or loss	6,711		3,124
Deferred tax recognized in directly in equity	(27,421)		13,384
Disposal of business	0
Acquired in business combinations	0	[2]	16,679	[1]
Ending Balance	23,111		43,821	[1]
Provisions
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	57,961	[1]	15,151	[2]
Deferred tax expense recognized in income or loss	(4,466)		14,499
Deferred tax recognized in directly in equity	406		13
Disposal of business	(1,490)
Acquired in business combinations	1,407	[2]	28,298	[1]
Ending Balance	53,818		57,961	[1]
Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	10,272	[1]	94	[2]
Deferred tax expense recognized in income or loss	(4,058)		(237)
Deferred tax recognized in directly in equity	(545)		(210)
Disposal of business	0
Acquired in business combinations	17	[2]	10,625	[1]
Ending Balance	5,686		10,272	[1]
Other
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(2,917)	[1]	(108)	[2]
Deferred tax expense recognized in income or loss	696		(892)
Deferred tax recognized in directly in equity	2,755		(1,917)
Disposal of business	0
Acquired in business combinations	358	[2]	0	[1]
Ending Balance	892		(2,917)	[1]
Net Deferred Tax Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(394,060)	[1]	(220,960)	[2]
Deferred tax expense recognized in income or loss	8,480		25,913
Deferred tax recognized in directly in equity	(16,152)		11,897
Disposal of business	74,441
Acquired in business combinations	(13,848)	[2]	(210,910)	[1]
Ending Balance	$ (341,139)		$ (394,060)	[1]

[1]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))
[2]	Recasted for adjustments to provisional amounts of UPS Freight prior year’s business combination (see note 5d))